U.S. Bancorp (Parent Company) - Condensed Statement of Financial Position of Parent Company Only (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Available-for-sale securities	[1]	$ 66,284	$ 61,997
Other assets	[1]	31,674	29,725
Total assets		445,964	421,853
Liabilities and Shareholders' Equity
Short-term funds borrowed		13,963	27,877	$ 29,893
Long-term debt		33,323	32,078
Other liabilities		16,155	14,681
Shareholders' equity		47,298	46,131
Total liabilities and equity		445,964	421,853
Parent Company [Member]
Assets
Due from banks, principally interest-bearing		7,800	9,426
Available-for-sale securities		225	352
Other assets		1,052	983
Total assets		61,423	58,502
Liabilities and Shareholders' Equity
Short-term funds borrowed		22	25
Long-term debt		13,045	11,453
Other liabilities		1,058	893
Shareholders' equity		47,298	46,131
Total liabilities and equity		61,423	58,502
Bank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries		44,955	41,708
Advances to subsidiaries		3,800	3,150
Nonbank Subsidiaries [Member] | Parent Company [Member]
Assets
Investments in subsidiaries		2,326	2,060
Advances to subsidiaries		$ 1,265	$ 823

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.